Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Trade and other receivables [abstract]
Institutions	$ 64	$ 247	$ 320
Prepaid expenses	449	423	854
Other	0	0	1,063
Total receivables	$ 513	$ 670	$ 2,237